Summary of significant accounting policies - Segment revenue (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) segment item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of geographical areas [line items]
Number of Co-CEOs | item	2
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	€ 160,408	€ 129,058	€ 93,054
Property and equipment	17,434	5,020
West Africa
Disclosure of geographical areas [line items]
Revenue	68,919	65,655	44,934
Property and equipment	5,201	2,552
North Africa
Disclosure of geographical areas [line items]
Revenue	57,238	36,947	28,434
Property and equipment	4,878	1,620
East Africa And South Africa [Member]
Disclosure of geographical areas [line items]
Revenue	32,839	25,947	16,808
Property and equipment	6,243	680
Portugal
Disclosure of geographical areas [line items]
Revenue	43	509	2,067
Property and equipment	986	109
France
Disclosure of geographical areas [line items]
Revenue			623
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	49
Property and equipment	82	58
Germany
Disclosure of geographical areas [line items]
Revenue	1,320		188
Property and equipment	€ 44	1
Previously stated
Disclosure of geographical areas [line items]
Revenue		€ 130,569	€ 94,036